Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of accounts receivable from a related party
Name	Relationship	Nature	As of December 31, 2021	As of December 31, 2022
			RMB	RMB	US$
Shenzhen Feijia Supply Chain Management Co., Ltd	45% shares owned by Yuncang's 48% interest minor shareholder	Logistic services	-	1,676,016	240,648
Cargo Link Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited	Logistic services	26,154	-	-
			26,154	1,676,016	240,648

Schedule of prepaid expenses from a related party
Name	Relationship	Nature	As of December 31, 2021	As of December 31, 2022
			RMB	RMB	US$
Winpass Logistics (HK) Co., Limited	100% controlled by Xiaohua Jia	Logistic services	1,674,157	-	-
			1,674,157	-	-

Schedule of accounts payable to related parties
Name	Relationship	Nature	As of December 31, 2021	As of December 31, 2022
			RMB	RMB	US$
Winpass Logistics (HK) Co., Limited	100% controlled by Xiaohua Jia	Logistic services	205,695	240,175	34,485
Cargo Link Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited	Logistic services	60,772,958	7,185,009	1,031,647
			60,978,653	7,425,184	1,066,132

Schedule of loan payable to a related party
Name	Relationship	Nature	As of December 31, 2021	As of December 31, 2022
			RMB	RMB	US$
Shenzhen Quanjieyuan Enterprise Management Consulting Partnership (Limited Partnership) (a)	Controlled by Xiaogang Geng & Xiaohua Jia	Loan (a)	1,000,000	-	-
Minfang Cheng (b)	Executive of the Group	Loan and related interests (b)	612,000	-	-
			1,612,000	-	-

(a)	For the year ended December 31, 2021, Jayud borrowed a total amount RMB1,500,000 from Shenzhen Quanjieyuan Enterprise Management Consulting Partnership (Limited Partnership) without interest for a half year and repaid RMB500,000. For the year ended December 31, 2022, the Company borrowed another RMB 500,000 in FY2022 and fully repaid RMB 1,500,000.

(b)	On August 28, 2021, Jayud borrowed a short-term loan from Minfang Cheng of RMB600,000 with an interest rate of 6% for a half year. Jayud recorded an interest expense of RMB12,000 and RMB6,000(US$861) for the loan for the year ended December 31, 2021 and 2022, respectively. The total amount of RMB618,000 (US$88,734) was repaid on March 8, 2022.

Schedule of others payable to related parties
Name	Relationship	Nature	As of December 31, 2021	As of December 31, 2022
			RMB	RMB	US$
Winpass Logistics (HK) Co., Limited	100% controlled by Xiaohua Jia	Paid on behalf of the Group (a)	1,370,270	1,371,882	196,979
Cargo Link Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited	Paid on behalf of the Group (b)	510,875	663,976	95,336
Shenzhen Feijia Supply Chain Management Co., Ltd (“Feijia”)	45% shares owned by Yuncang's 48% interest minor shareholder	Purchase of equipment (c)	-	441,800	63,435
			1,881,145	2,477,658	355,750

(a)	For the year ended December 31, 2020, Winpass paid on behalf of Jayud in a total amount of RMB4,092,436 and collected a total amount of RMB1,040,074. For the year ended December 31, 2021, Winpass paid on behalf of Jayud in a total amount of RMB16,467,687 and collected a total amount of RMB18,601,890. For the year ended December 31, 2022, Winpass paid on behalf of Jayud in a total amount of RMB4,608,483 (US$661,701) and collected a total amount of RMB4,606,871 (US$661,470).

(b)	For the years ended December 31, 2020, 2021 and 2022, Cargo Link paid on behalf of Jayud in a total amount of RMB11,480, RMB364,588 and RMB153,101 (US$21,983), respectively.

(c)	For the year ended December 31, 2022, Jayud purchased warehouse equipment from Feijia in a total amount of RMB441,800 (US$63,435).

Schedule of loans payable to shareholders
Name	Relationship	Nature	As of December 31, 2021	As of December 31, 2022
			RMB	RMB	US$
Xiaogang Geng	Shareholder	Loan (a)	190,000	-	-
Xiaohua Jia	Shareholder	Loan (b)	330,000	-	-
Dun Zhao	Shareholder	Loan and related interests (c)	2,040,000	-	-
			2,560,000	-	-

(a)	For the year ended December 31, 2021, Jayud borrowed a total amount of RMB520,000 without interest for 18 months from Geng Xiaogang and repaid RMB330,000. For the year ended December 31, 2022, Jayud borrowed a total amount of RMB1,000,000 (US$143,583) without interest and fully repaid the balance of RMB1,190,000 (US$170,864).

(b)	For the year ended December 31, 2021, Jayud borrowed a total amount of RMB3,685,000 without interest for 8 months from Jia Xiaohua and repaid RMB3,355,000. For the year ended December 31, 2022, Jayud borrowed a total amount of RMB353,383 (US$50,740) without interest and fully repaid the balance of RMB683,383 (US$98,122).

(c)	For the year ended December 31, 2021, Jayud borrowed a total amount of RMB2,000,000 with an interest rate of 6% for 6 months from Zhao Dun and recorded interest expenses of RMB40,000. For the year ended December 31, 2022, Jayud recorded an interest expense of RMB20,000 (US$2,980) and fully repaid the principal and interests in a total amount of RMB2,060,000 (US$295,782).

(d)	For the year ended December 31, 2022, Jayud borrowed a total amount of RMB4,942,000 (US$709,588) without interests from Huang Jian hong and repaid the balance during the year.

Schedule of others payables to shareholders
Name	Relationship	Nature	As of December 31, 2021	As of December 31, 2022
			RMB	RMB	US$
Jianhong Huang	Shareholder	Dividend	1,200,000	-	-
Qing Wang	Shareholder	Business Reimbursement Payable	114,602	43,336	6,222
Xiaogang Geng	Shareholder	Dividend	-	6,225,000	893,806
Xiaohua Jia	Shareholder	Dividend	-	712,500	102,303
			1,314,602	6,980,836	1,002,331

Schedule of material related party transactions
		For the years ended
		December 31,
Related Parties	Nature	2020	2021	2022
		RMB	RMB	RMB	US$
Winpass Logistics (HK) Co., Limited	Purchase of logistic services	1,248,954	4,514,552	1,386,915	199,138
Winpass Logistics (HK) Co., Limited	Purchase of products	1,932,797	-	-	-
Cargo Link Logistics HK Company Limited	Purchase of logistic services	156,091,594	185,858,692	121,455,797	17,439,020
Cargo Link Logistics HK Company Limited	Provided logistic services	28,587,482	14,141,548	462,740	66,442
Cargo LINK Logistics (SHENZHEN) Company Limited	Purchase of logistic services	-	2,672,803	-	-
Shenzhen Feijia Supply Chain Management Co., Ltd	Provided logistic services	-	-	2,078,746	298,473
Shenzhen Feijia Supply Chain Management Co., Ltd	Purchase of equipment	-	-	441,800	63,435
Minfang Cheng	Interest expenses of a loan	-	12,000	6,000	861

Schedule of material shareholder transaction
		For the years ended
		December 31,
Shareholder	Nature	2020	2021	2022
		RMB	RMB	RMB	US$
Dun Zhao	Interest expenses of a loan	-	40,000	20,000	2,872